As filed with the Securities and Exchange Commission on November 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.
Marketocracy Masters 100 Fund
Portfolio of Investments
September 30, 2012 (Unaudited)

		Shares	Market Value
COMMON STOCKS - 80.1%			$8,005,408
(Cost $7,282,506)

ADMINISTRATIVE SUPPORT - 1.3%			128,688
EXPE	EXPEDIA, INC.	1,800	104,112
WNS	WNS HOLDINGS LTD. - ADR*	2,400	24,576

CONSTRUCTION - 0.8%			74,400
PHM	PULTEGROUP, INC.*	4,800	74,400

EDUCATIONAL SERVICES - 0.2%			21,036
CPLA	CAPELLA EDUCATION CO.*	600	21,036

ENERGY - 1.1%			114,407
ALJ	ALON USA ENERGY, INC.	2,200	30,140
CVI	CVR ENERGY, INC.*	900	33,075
SU	SUNCOR ENERGY, INC.	600	19,710
EGY	VAALCO ENERGY, INC.*	2,200	18,810
VLO	VALERO ENERGY CORP.	400	12,672

FINANCE & INSURANCE - 7.8%			777,252
PVD	ADMINISTRADORA DE FONDOS DE PENSIONES PROVIDA SA - ADR	600	54,888
AXP	AMERICAN EXPRESS CO.	200	11,372
BAC	BANK OF AMERICA CORP.	2,800	24,724
BRK/B	BERKSHIRE HATHAWAY, INC. - CLASS B*	600	52,920
CLMS	CALAMOS ASSET MANAGEMENT, INC.	8,800	102,432
CI	CIGNA CORP.	1,400	66,038
C	CITIGROUP, INC.	400	13,088
DHIL	DIAMOND HILL INVESTMENT GROUP	1,200	92,016
DFS	DISCOVER FINANCIAL SERVICES	400	15,892
GS	GOLDMDMAN SACHS GROUP, INC.	200	22,736
HIG	HARTFORD FINANCIAL SERVICES GROUP, INC.	3,000	58,320
HEK	HECKMANN CORP.*	8,800	36,960
HCII	HOMEOWNERS CHOICE, INC.	800	18,800
JPM	JPMORGAN CHASE & CO.	1,200	48,576
MS	MORGAN STANLEY	1,400	23,436
STC	STEWART INFORMATION SERVICES CORP.	800	16,112
TELOZ	TEL OFFSHORE TRUST*	90	82
UNAM	UNICO AMERICAN CORP.	3,700	40,700
USB	US BANCORP	400	13,720
VPFG	VIEWPOINT FINANCIAL GROUP, INC.	1,200	23,004
WFC	WELLS FARGO & CO.	1,200	41,436

HEALTH CARE & SOCIAL ASSISTANCE - 24.1%			2,412,809
AVCA	ADVOCAT, INC.	2,198	12,638
ALXN	ALEXION PHARMACEUTICALS, INC.*	800	91,520
ARIA	ARIAD PHARMACEUTICALS, INC.*	2,000	48,450
BRLI	BIO-REFERENCE LABORATORIES, INC.*	3,800	108,604
DEPO	DEPOMED, INC.*	70,500	416,655
HMA	HEALTH MANAGEMENT ASSOCIATES, INC.*	19,600	164,444
IMUC	IMMUNOCELLULAR THERAPEUTICS LTD.*	45,000	126,450
MGLN	MAGELLAN HEALTH SERVICES, INC.*	200	10,322
MDCO	MEDICINES CO.*	800	20,648
MRK	MERCK & CO., INC.	2,200	99,220
MDF	METROPOLITAN HEALTH NETWORKS, INC.*	1,600	14,944
NKTR	NEKTAR THERAPEUTICS*	37,400	399,432
PFE	PFIZER, INC.	4,200	104,370
PSTI	PLURISTEM THERAPEUTICS, INC.*	9,700	38,218
DGX	QUEST DIAGNOSTICS, INC.	400	25,372
TEVA	TEVA PHARMACEUTICAL INDUSTRIES LTD. - ADR	6,200	256,742
USNA	USANA HEALTH SCIENCES, INC.*	400	18,588
VVUS	VIVUS, INC.*	25,600	456,192

INFORMATION - 9.1%			906,511
EGHT	8X8, INC.*	10,600	69,536
ANSS	ANSYS, INC.*	400	29,360
T	AT&T, INC.	400	15,080
CBS	CBS CORP.	2,400	87,192
CTXS	CITRIX SYSTEMS, INC.*	200	15,314
DTV	DIRECTV*	4,000	209,840
DISH	DISH NETWORK CORP.	400	12,244
MSFT	MICROSOFT, INC.	3,200	95,296
P	PANDORA MEDIA, INC.*	4,600	50,370
VZ	VERIZON COMMUNICATIONS, INC.	3,800	173,166

VIVHY	VIVENDI SA - ADR	600	11,670
VOD	VODAFONE GROUP PLC - ADR	3,800	108,281
VG	VONAGE HOLDINGS CORP.*	7,000	15,960
ZIXI	ZIX CORP.*	4,600	13,202

MANUFACTURING - 21.5%			2,149,475
ATVI	ACTIVISION BLIZZARD, INC.	1,000	11,280
AOSL	ALPHA & OMEGA SEMICONDUCTOR LTD.*	1,500	12,915
AMRN	AMARIN CORP. - ADR*	40,600	511,560
APFC	AMERICAN PACIFIC CORP.*	3,649	43,460
APEMY	APERAM - ADR	60	960
AAPL	APPLE, INC.	200	133,452
BIIB	BIOGEN IDEC, INC.*	600	89,538
CVX	CHEVRON CORP.	200	23,312
CAG	CONAGRA FOODS, INC.	3,400	93,806
COT	COTT CORP.*	2,400	18,960
DELL	DELL, INC.*	1,200	11,832
DLB	DOLBY LABORATORIES, INC.*	400	13,100
DOW	DOW CHEMICAL CO.	400	11,584
XLS	EXELIS, INC.	1,600	16,544
XOM	EXXON MOBILE CORP.	100	9,145
FMX	FOMENTO ECONOMICO MEXICANO SAB - ADR	200	18,396
FRX	FOREST LABS, INC.*	400	14,244
GY	GENCORP, INC.*	1,400	13,286
GE	GENERAL ELECTRIC CO.	1,400	31,794
GM	GENERAL MOTORS CO.*	800	18,200
GSIT	GSI TECHNOLOGY*	5,000	24,750
HITK	HI-TECH PHARMACAL CO., INC.*	600	19,866
HFC	HOLLYFRONTIER CORP.	400	16,508
ITW	ILLINOIS TOOL WORKS, INC.	400	23,788
CF	CF INDUSTRIES HOLDINGS, INC.	400	88,896
IDCC	INTERDIGITAL, INC.	400	14,912
JNJ	JOHNSON & JOHNSON	500	34,455
LSI	LSI CORP.*	2,200	15,202
MPC	MARATHON PETROLEUM CORP.	400	21,836
MERC	MERCER INTERNATIONAL, INC.*	7,600	56,696
MCHP	MICROCHIP TECHNOLOGY, INC.	600	19,644
MHK	MOHAWK INDUSTRIES, INC.*	400	32,008
MNST	MONSTER BEVERAGE CORP.*	900	48,744
NSPH	NANOSPHERE, INC.*	9,800	32,536
NBIX	NEUROCINE BIOSCIENCES, INC.*	2,200	17,556
NRTLQ	NORTEL NETWORKS CORP.*1	12	-
ONTY	ONCOTHYREON, INC.*	22,300	114,622
PDFS	PDF SOLUTIONS, INC.*	1,600	21,856
PSX	PHILLIPS 66	400	18,548
PLXS	PLEXUS CORP.*	400	12,116
PRAN	PRANA BIOTECHNOLOGY LTD. - ADR*	74,400	178,560
SNY	SANOFI - ADR	400	17,224
SWK	STANLEY BLACK & DECKER, INC.	200	15,250
RGR	STURM RUGER & CO., INC.	400	19,796
TRGT	TARGACEPT, INC.*	3,800	18,582
TSO	TESORO CORP.*	1,300	54,470
TRIB	TRINITY BIOTECH PLC - ADR	6,600	82,962
WNR	WESTERN REFINING, INC.	600	15,708
ZBRA	ZEBRA TECHNOLOGIES CORP.*	400	15,016

MINING - 3.9%			391,323
DVR	CAL DIVE INTERNATIONAL, INC.*	7,400	11,322
MCF	CONTANGO OIL & GAS CO.*	300	14,742
EGO	ELDORADO GOLD CORP.	800	12,192
HAL	HALLIBURTON CO.	400	13,476
NEM	NEWMONT MINING CORP.	800	44,808
PPP	PRIMERO MINIING CORP.*	5,200	27,144
STR	QUESTAR CORP.	6,800	138,244
RVM	REVETT MINERALS, INC.*	33,126	117,929
AUY	YAMANA GOLD, INC.	600	11,466

PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES - 1.9%			191,752
CPE	CALLON PETROLEUM, INC.*	3,200	19,680
G	GENPACT LTD.*	1,000	16,680
GRVY	GRAVITY CO. LTD. - ADR*	13,300	17,024
ICLR	ICON PLC - ADR*	600	14,622
PCLN	PRICELINE.COM, INC.*	200	123,746

RETAIL TRADE - 7.1%			705,577
AMZN	AMAZON.COM, INC.*	400	101,728
BBY	BEST BUY, INC.	4,000	68,760
DK	DELEK US HOLDINGS, INC.	600	15,294
PSMT	PRICESMART, INC.	800	60,576
ROST	ROSS STORES, INC.	1,200	77,520
SWY	SAFEWAY, INC.	8,500	136,765
TJX	THE TJX COMPANIES, INC.	200	8,958
WAG	WALGREEN CO.	400	14,576
WMT	WAL-MART STORES, INC.	3,000	221,400

TRANSPORTATION & WAREHOUSING - 1.1%			114,388
ASR	GRUPO AEROPORTUARIO DEL PACIFICO SAB - ADR	500	44,300
GSH	GUANGSHEN RAILWAY LTD. - ADR	1,000	15,800
KSU	KANSAS CITY SOUTHERN	400	30,312
SFL	SHIP FINANCE INTERNATIONAL LTD.	15	236
UNP	UNION PACIFIC CORP.	200	23,740

UTILITIES - 0.2%			17,790
EXC	EXELON CORP.	500	17,790

PARTNERSHIPS & TRUSTS - 3.0%			303,398
(Cost $282,937)

FINANCE & INSURANCE - 2.0%			200,048
AGNC	AMAERICAN CAPITAL AGENCY CORP.	2,800	96,852
NLY	ANNALY CAPITAL MANGEMENT, INC.	800	13,472
PCC	PMC COMMERCIAL TRUST	3,100	23,250
SIR	SELECT INCOME REIT*	2,700	66,474

REAL ESTATE RENTAL & LEASING - 1.0%			103,350
AVB	AVALONBAY COMMUNITIES, INC.	3	408
UMH	UMH PROPERTIES, INC.	8,600	102,942

PREFERRED STOCK - 0.1%			15,308
(Cost $12,002)

MANUFACTURING - 0.1%			15,308
ABV	COMPANHIA DE BEBIDAS DAS AMERICAS	400	15,308

INVESTMENT COMPANIES - 7.5%			748,371
(Cost $720,752)
ERX	DIREXION DAILY ENERGY BULL 3X SHARES*	800	42,832
TZA	DIREXION DAILY SMALL CAP 3X SHARES*	2,200	32,736
SHY	ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND	200	16,900
GDXJ	MARKET VECTORS JUNIOR GOLD MINERS ETF	2,200	54,384
UUP	POWERSHARES DB US DOLLAR INDEX BULLISH*	1,400	30,688
RWM	PROSHARES SHORT RUSSELL 2000*	800	19,984
SH	PROSHARES SHORT S&P 500*	400	13,632
TWM	PROSHARES ULTRASHORT RUSSELL 2000*	1,000	26,910
GLD	SPDR GOLD TRUST*	2,600	447,252
USO	UNITED STATES OIL FUND LP*	600	20,478
XIV	VELOCITYSHARES DAILY INVERSE VIX SHORT-TERM ETN*	2,500	42,575

SHORT-TERM INVESTMENT - 8.2%			815,454
(Cost $815,454)
HIGHMARK DIVERSIFIED MONEY MARKET FUND, 0.02%^		815,454	815,454

TOTAL INVESTMENT SECURITIES - 98.9%			9,887,939
(Cost $9,113,651)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%			108,479

NET ASSETS - 100.0%			$9,996,418

ADR - American Depositary Receipt
* Non-income producing security.
^ Seven-day yield as of September 30, 2012.
1 Market value of security is less than $1.00.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments			$9,522,033
Gross unrealized appreciation			969,247
Gross unrealized depreciation			(603,341)
Net unrealized appreciation			$365,906

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS^	$7,964,626	$40,782	-	$8,005,408

PARTNERSHIPS & TRUSTS^	303,398	-	-	303,398

PREFERRED STOCKS^	15,308	-	-	15,308

INVESTMENT COMPANIES	748,371	-	-	748,371

SHORT-TERM INVESTMENT	815,454	-	-	815,454

TOTAL INVESTMENT SECURITIES	$9,847,157	$40,782	$-	$9,887,939
^See Portfolio of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title) /s/ Kendrick W. Kam
                                           Kendrick W. Kam, President & Treasurer

Date  November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kendrick W. Kam
                                              Kendrick W. Kam, President & Treasurer

Date  November 26, 2012

* Print the name and title of each signing officer under his or her signature.